Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues:
Merchandise sales									$ 333,064	$ 281,716	$ 240,341
Jewelry scrapping sales									202,481	204,858	168,926
Pawn service charges									233,538	199,746	163,279
Consumer loan fees									200,681	164,895	152,163
Other revenues									5,359	1,583	459
Total revenues	253,961	224,573	251,980	244,609	229,559	198,889	209,394	214,956	975,123	852,798	725,168
Merchandise cost of goods sold									190,637	161,834	140,128
Jewelry scrapping cost of goods sold									130,715	127,870	108,816
Consumer loan bad debt									39,370	36,791	32,969
Net revenues	160,936	142,926	159,072	151,467	144,151	120,963	128,946	132,243	614,401	526,303	443,255
Operating expenses:
Operations									336,348	282,395	250,925
Administrative									47,912	50,584	33,358
Depreciation									22,011	16,756	13,682
Amortization									1,956	834	622
(Gain) loss on sale or disposal of assets									(27)	293	1,527
Total operating expenses									408,200	350,862	300,114
Operating income									206,201	175,441	143,141
Interest (income) expense									(1,550)	1,653	1,199
Equity in net income of unconsolidated affiliates									(17,400)	(16,237)	(10,750)
Other income									(1,211)	(164)	(93)
Income from continuing operations before income taxes									226,362	190,189	152,785
Income tax expense									71,252	66,472	54,142
Income from continuing operations, net of tax	45,507	30,959	38,470	40,174	36,652	27,003	32,267	27,795	155,110	123,717	98,643
Loss from discontinued operations, net of tax	(1,366)	(1,248)	(1,097)	(822)	(287)	(476)	(429)	(366)	(4,533)	(1,558)	(1,349)
Net income	44,141	29,711	37,373	39,352	36,365	26,527	31,838	27,429	150,577	122,159	97,294
Net income from continuing operations attributable to redeemable noncontrolling interest	5,569	1,188	112	0	0	0	0	0	6,869	0	0
Net income attributable to EZCORP, Inc.	38,572	28,523	37,261	39,352	36,365	26,527	31,838	27,429	143,708	122,159	97,294
Basic earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations (in dollars per share)	$ 0.78	$ 0.58	$ 0.75	$ 0.80	$ 0.73	$ 0.54	$ 0.65	$ 0.56	$ 2.91	$ 2.48	$ 2.01
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.03)
Basic earnings per share	$ 0.75	$ 0.56	$ 0.73	$ 0.78	$ 0.73	$ 0.53	$ 0.64	$ 0.55	$ 2.82	$ 2.45	$ 1.98
Diluted earnings (loss) per share attributable to EZCORP, Inc.:
Continuing operations (in dollars per share)	$ 0.78	$ 0.58	$ 0.75	$ 0.79	$ 0.72	$ 0.54	$ 0.64	$ 0.56	$ 2.90	$ 2.46	$ 1.99
Discontinued operations (in dollars per share)	$ (0.03)	$ (0.02)	$ (0.02)	$ (0.02)	$ 0.00	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.09)	$ (0.03)	$ (0.03)
Diluted earnings per share	$ 0.75	$ 0.56	$ 0.73	$ 0.77	$ 0.72	$ 0.53	$ 0.63	$ 0.55	$ 2.81	$ 2.43	$ 1.96
Weighted average shares outstanding:
Basic (in shares)									50,877	49,917	49,033
Diluted (in shares)									51,133	50,369	49,576
Net income from continuing operations attributable to EZCORP, Inc.									148,241	123,717	98,643
Loss from discontinued operations attributable to EZCORP, Inc.									$ (4,533)	$ (1,558)	$ (1,349)